Segments and Geographical Information (Tables)	6 Months Ended
Jun. 30, 2026
Segments and Geographical Information [Abstract]
Schedule of Information About the Operating Segments	Information about the operating segments for the six months ended June 30, 2026 and 2025 is as follows:
	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2026:

Revenues from external customers	$7,251	$18,595	$617	$(221)	$26,242

Cost of revenues, net of allowance	$5,828	$14,036	$361	$(221)	$20,004

Allowance for slow inventory	$-	$(5)	$-	$-	$(5)

Gross profit	$1,423	$4,564	$256	$-	$6,243

Allocated operating expenses	$1,207	$2,574	$216	$-	$3,997

Segment profit (loss)	$216	$1,990	$40	$-	$2,246

Unallocated operating expenses	-	-	-	-	$511

Operating Income (loss)	$216	$1,990	$40	$-	$1,735

Financial income	-	-	-	-	$415

Income before taxes on income	-	-	-	-	$2,150

Tax on income	-	-	-	-	$20

Net Income	-	-	-	-	$2,130
	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2025:

Revenues from external customers	$6,168	$19,734	$868	$(217)	$26,553

Cost of revenues, net of allowance	$4,907	$14,688	$663	$(217)	$20,041

Allowance for slow-moving inventory	$-	$293	$-	$-	$293

Gross profit	$1,261	$4,753	$205	$-	$6,219

Allocated operating expenses	$1,760	$2,106	$141	$-	$4,007

Segment profit (loss)	$(499)	$2,647	$64	$-	$2,212

Unallocated operating expenses	-	-	-	-	$401

Operating Income (loss)	$(499)	$2,647	$64	$-	$1,811

Financial expenses	-	-	-	-	$424

Net Income before tax	-	-	-	-	$2,235

Tax on income	-	-	-	-	$121

Net Income	-	-	-	-	$2,114

Schedule of Total Revenues	The following presents total revenues for the six months ended June 30, 2026 and 2025 based on the location of customers:
	June 30,
	2026	2025
	Unaudited

Israel	$22,083	$23,746
Far East	-	-
India	2,861	696
Europe	891	919
United States	407	1,192
Others	-	-

	$26,242	$26,553